Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of employee option activity under the 2007 Plan
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	309,309	$4.38	3.97	$1,237
Granted	37,500	$-
Exercised	(104,167)	$2.99
Forfeited	(21,875)	$6.89

Outstanding at December 31, 2018	220,767	$3.83	3.81	$1,684

Exercisable at December 31, 2018	190,767	$4.43	2.92	$1,456

Schedule of options outstanding
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	30,000	9.49	$-	-	$-
2.01-3	66,000	1.26	$2.32	66,000	$2.32
3.01-4	73,517	2.77	$4.00	73,517	$4.00
5.01-6	6,250	4.61	$6.00	6,250	$6.00
8.01-9	45,000	5.35	$8.01	45,000	$8.01

	220,767	3.81	$3.83	190,767	$4.43

Schedule of accumulated other comprehensive income (loss)

	December 31,
	2016	2017	2018

Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$40	$(58)	$(94)
Accumulated foreign currency translation adjustments	(7,494)	115	(6,057)
Accumulated unrealized gain on derivative instruments, net	26	26	26

Total other comprehensive income (loss)	$(7,428)	$83	$(6,125)